Risk Management (Details) - Schedule of Main Sources of Financing with Third Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Main Sources of Financing with Third Parties [Abstract]
Deposits and other demand obligations	$ 13,537,826	$ 14,086,226
Time deposits	16,137,942	12,978,790
Bank obligations	10,366,499	8,864,765
Debt instruments issued and regulatory capital	8,001,045	9,490,009
Total	$ 48,043,312	$ 45,419,790